UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, November 14, 2006

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total: $532,599


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

Accenture LTD Bermuda                COM   G1150G111  25289     797500   SH         SOLE       731075        66425
Acco Brands Corp                     COM   00081T108   2671     120000   SH         SOLE       120000            0
American Intl Group Inc              COM   026874107    729      11000   SH         SOLE        11000            0
Apollo Group Inc Cl A                COM   037604105  12750     258933   SH         SOLE       233533        25400
Avalonbay Cmntys Inc                 COM   053484101   1397      11600   SH         SOLE        11600            0
Avis Budget Group                    COM   053774105   5004     273606   SH         SOLE       249811        23795
BearingPoint Inc                     COM   074002106  10805    1374700   SH         SOLE      1243950       130750
Berkshire Hathaway Inc Del Cl B      COM   084670207  53107      16732   SH         SOLE        15232         1500
Boston Properties Inc                COM   101121101   1281      12400   SH         SOLE        12400            0
Career Education Corp                COM   141665109   1125      50000   SH         SOLE        50000            0
Chubb Corp                           COM   171232101  21276     409474   SH         SOLE       373500        35974
Coca-Cola Co                         COM   191216100  19619     439100   SH         SOLE       401250        37850
Commonwealth Bankshares Inc          COM   202736104    643      23585   SH         SOLE        23585            0
Corinthian Colleges Inc              COM   218868107  11989    1109049   SH         SOLE      1011899        97150
Dell Inc                             COM   24702R101  12862     563125   SH         SOLE       513675        49450
Drew Ins Inc                     COM NEW   26168L205   1137      45000   SH         SOLE        45000            0
Duckwall-Alco Stores Inc New         COM   264142100   1848      49642   SH         SOLE        49642            0
Eastern Ins Hldgs Inc                COM   276534104   1240      83000   SH         SOLE        83000            0
Equity Lifestyle Pptys Inc           COM   29472R108   1143      25000   SH         SOLE        25000            0
Federal Home Ln Mtg Corp             COM   313400301  24106     363430   SH         SOLE       331130        32300
Gartner Inc Cl A                     COM   366651107  23586    1340900   SH         SOLE      1212500       128400
General Electric Co                  COM   369604103  19235     544891   SH         SOLE       494966        49925
Greater Bay Bancorp                  COM   391648102   8830     313027   SH         SOLE       283077        29950
Helmerich & Payne Inc                COM   423452101   1796      78000   SH         SOLE        78000            0
Home Depot Inc                       COM   437076102   2031      56000   SH         SOLE        56000            0
International Speedway Corp Cl A     COM   460335201   4218      84621   SH         SOLE        74171        10450
Johnson & Johnson                    COM   478160104  18472     284450   SH         SOLE       256900        27550
Marine Prods Corp                    COM   568427108   1652     170000   SH         SOLE       170000            0
Mattel Inc                           COM   577081102  13678     694300   SH         SOLE       629650        64650
Medco Health Solutions Inc           COM   58405U102  21947     365114   SH         SOLE       335914        29200
Mercury General Corp New             COM   589400100  17511     352965   SH         SOLE       322440        30525
Mestek Inc                           COM   590829107  11435     799622   SH         SOLE       759422        40200
Microsoft Corp                       COM   594918104   2544      93000   SH         SOLE        93000            0
NYMagic Inc                          COM   629484106    793      25000   SH         SOLE        25000            0
Neenah Paper Inc                     COM   640079109   2054      60000   SH         SOLE        60000            0
Newfield Expl Co                     COM   651290108   1002      26000   SH         SOLE        26000            0
Omega Flex Inc                       COM   682095104  11134     547930   SH         SOLE       498880        49050
PHH Corp                             COM   693320202   2570      93785   SH         SOLE        87055         6730
Pfizer Inc                           COM   717081103  22917     808075   SH         SOLE       725125        82950
Realogy Corp                         COM   75605E100  15513     684013   SH         SOLE       624526        59487
Regency Ctrs Corp                    COM   758849103   1238      18000   SH         SOLE        18000            0
Safeco Corp                          COM   786429100   3690      62615   SH         SOLE        53715         8900
Simpson Manufacturing                COM   829073105   2703     100000   SH         SOLE       100000            0
Southwestern Energy Co               COM   845467109  12972     434275   SH         SOLE       405400        28875
Sun Communities Inc                  COM   866674104  13971     437125   SH         SOLE       396225        40900
TJX Cos Inc New                      COM   872540109  31949    1139825   SH         SOLE      1038525       101300
Taubman Ctrs Inc                     COM   876664103   1333      30000   SH         SOLE        30000            0
Ultra Petroleum Corp                 COM   903914109   1540      32000   SH         SOLE        32000            0
Washington Post Co                   COM   939640108  19367      26278   SH         SOLE        23983         2295
Weight Watchers Intl Inc New         COM   948626106  15595     351725   SH         SOLE       320775        30950
Wyndham Worldwide Corp               COM   98310W108  15306     547212   SH         SOLE       499622        47590